Average Annual Total Returns - Voya Global Perspectives Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A S&P Target Risk® Growth Index 1 Yr		Class A S&P Target Risk® Growth Index 5 Yrs		Class A S&P Target Risk® Growth Index 10 Yrs	Class A S&P Target Risk® Growth Index Since Inception		Class A Composite Index 1 Yr		Class A Composite Index 5 Yrs		Class A Composite Index 10 Yrs	Class A Composite Index Since Inception		Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C S&P Target Risk® Growth Index 1 Yr		Class C S&P Target Risk® Growth Index 5 Yrs		Class C S&P Target Risk® Growth Index 10 Yrs	Class C S&P Target Risk® Growth Index Since Inception		Class C Composite Index 1 Yr		Class C Composite Index 5 Yrs		Class C Composite Index 10 Yrs	Class C Composite Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Risk® Growth Index 1 Yr		Class I S&P Target Risk® Growth Index 5 Yrs		Class I S&P Target Risk® Growth Index 10 Yrs	Class I S&P Target Risk® Growth Index Since Inception		Class I Composite Index 1 Yr		Class I Composite Index 5 Yrs		Class I Composite Index 10 Yrs	Class I Composite Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P Target Risk® Growth Index 1 Yr		Class R S&P Target Risk® Growth Index 5 Yrs		Class R S&P Target Risk® Growth Index 10 Yrs	Class R S&P Target Risk® Growth Index Since Inception		Class R Composite Index 1 Yr		Class R Composite Index 5 Yrs		Class R Composite Index 10 Yrs	Class R Composite Index Since Inception		Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W S&P Target Risk® Growth Index 1 Yr		Class W S&P Target Risk® Growth Index 5 Yrs		Class W S&P Target Risk® Growth Index 10 Yrs	Class W S&P Target Risk® Growth Index Since Inception		Class W Composite Index 1 Yr		Class W Composite Index 5 Yrs		Class W Composite Index 10 Yrs	Class W Composite Index Since Inception
Total	8.35%	7.56%		5.78%	Mar. 28, 2013	6.86%	6.06%		4.59%	4.87%	5.25%		3.84%	11.83%	[1]	9.25%	[1]	[1]	7.93%	[1]	11.41%	[2]	9.71%	[2]	[2]	7.64%	[2]	13.13%	8.01%		5.80%	Mar. 28, 2013	11.83%	[1]	9.25%	[1]	[1]	7.93%	[1]	11.41%	[2]	9.71%	[2]	[2]	7.64%	[2]	15.32%	9.11%		6.85%	Mar. 28, 2013	11.83%	[1]	9.25%	[1]	[1]	7.93%	[1]	11.41%	[2]	9.71%	[2]	[2]	7.64%	[2]	14.72%	8.56%		6.32%	Mar. 28, 2013	11.83%	[1]	9.25%	[1]	[1]	7.93%	[1]	11.41%	[2]	9.71%	[2]	[2]	7.64%	[2]	15.27%	9.10%		6.86%	Mar. 28, 2013	11.83%	[1]	9.25%	[1]	[1]	7.93%	[1]	11.41%	[2]	9.71%	[2]	[2]	7.64%	[2]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.